Carnival Corporation & Plc Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
OPERATING ACTIVITIES
Net Income	$ 2,779	$ 1,757	$ 1,216
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,738	1,626	1,637
(Gains) losses on ship sales and ship impairments, net	(2)	(8)	2
Losses on fuel derivatives, net	47	576	271
Share-based compensation	55	55	52
Other, net	73	40	35
Adjustments to reconcile net income to net cash provided by operating activities	4,690	4,046	3,213
Changes in operating assets and liabilities
Receivables	(22)	4	75
Inventories	1	5	1
Prepaid expenses and other	11	131	422
Accounts payable	109	36	9
Accrued and other liabilities	(21)	(31)	(382)
Customer deposits	366	354	92
Net cash provided by operating activities	5,134	4,545	3,430
INVESTING ACTIVITIES
Additions to property and equipment	(3,062)	(2,294)	(2,583)
Proceeds from sale of ships	26	25	42
Payments of fuel derivative settlements	(291)	(219)	(2)
Other, net	4	10	36
Net cash used in investing activities	(3,323)	(2,478)	(2,507)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	447	(633)	617
Principal repayments of long-term debt	(1,278)	(1,238)	(2,466)
Proceeds from issuance of long-term debt	1,542	2,041	1,626
Dividends paid	(977)	(816)	(776)
Purchases of treasury stock	(2,340)	(533)	0
Sales of treasury stock	40	264	0
Other, net	(25)	(27)	(29)
Net cash used in financing activities	(2,591)	(942)	(1,028)
Effect of exchange rate changes on cash and cash equivalents	(12)	(61)	(26)
Net (decrease) increase in cash and cash equivalents	(792)	1,064	(131)
Cash and cash equivalents at beginning of year	1,395	331	462
Cash and cash equivalents at end of year	$ 603	$ 1,395	$ 331